CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Additional Paid-in Capital	Treasury stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Non-controlling Interest	8% Series B Preferred Shares	8% Series B Preferred Shares Retained Earnings	8% Series B Preferred Shares Tsakos Energy Navigation Limited	8.875% Series C Preferred Shares	8.875% Series C Preferred Shares Retained Earnings	8.875% Series C Preferred Shares Tsakos Energy Navigation Limited	8.75% Series D Preferred Shares	8.75% Series D Preferred Shares Preferred Shares	8.75% Series D Preferred Shares Additional Paid-in Capital	8.75% Series D Preferred Shares Treasury stock	8.75% Series D Preferred Shares Retained Earnings	8.75% Series D Preferred Shares Tsakos Energy Navigation Limited	Common Shares	Common Shares Common Shares	Common Shares Additional Paid-in Capital	Common Shares Treasury stock	Common Shares Retained Earnings	Common Shares Tsakos Energy Navigation Limited	9.25% Series E Preferred Shares	9.25% Series E Preferred Shares Preferred Shares	9.25% Series E Preferred Shares Additional Paid-in Capital	9.25% Series E Preferred Shares Retained Earnings	9.25% Series E Preferred Shares Tsakos Energy Navigation Limited	9.50% Series F Preferred Shares	9.50% Series F Preferred Shares Preferred Shares	9.50% Series F Preferred Shares Additional Paid-in Capital	9.50% Series F Preferred Shares Retained Earnings	9.50% Series F Preferred Shares Tsakos Energy Navigation Limited
BALANCE, at Dec. 31, 2015	$ 1,415,072	$ 7,400	$ 87,339	$ 752,001	$ 0	$ 567,464	$ (10,727)	$ 1,403,477	$ 11,595
Treasury stock shares, number of shares at Dec. 31, 2015					0
Net income (loss)	56,495					55,783		55,783	712
Purchases of Treasury stock, shares					3,705,286
Purchases of Treasury stock, value	(20,683)				$ (20,683)			(20,683)
Shares granted to non-executive directors, shares					(87,500)
Shares granted to non-executive directors, value	510				$ 510			510
Common dividends	(24,483)					(24,483)		(24,483)
Dividends paid on Preferred shares										$ (4,000)	$ (4,000)	$ (4,000)	$ (4,437)	$ (4,437)	$ (4,437)	$ (7,438)				$ (7,438)	$ (7,438)
Other comprehensive income (loss)	6,414						6,414	6,414
BALANCE, at Dec. 31, 2016	1,417,450	7,400	87,339	752,001	$ (20,173)	582,889	(4,313)	1,405,143	12,307
Treasury stock shares, number of shares at Dec. 31, 2016					3,617,786
Net income (loss)	9,185					7,612		7,612	1,573
Issuance of shares																												$ 110,496	$ 4,600	$ 105,896		$ 110,496
Sale of Shares, shares																			(24,803)						(2,488,717)
Sale of Shares, value																533	$ 25	$ 508			533	$ 10,853		$ (407)	$ 13,848	$ (2,588)	$ 10,853
Shares granted to non-executive directors, shares					(110,000)
Shares granted to non-executive directors, value	487				$ 589	(102)		487
Common dividends	(17,066)					(17,066)		(17,066)
Dividends paid on Preferred shares										(4,000)	(4,000)	(4,000)	(4,438)	(4,438)	(4,438)	(7,485)				(7,485)	(7,485)							(6,885)			$ (6,885)	(6,885)
Other comprehensive income (loss)	(992)						(992)	(992)
BALANCE, at Dec. 31, 2017	1,508,138	12,025	87,339	857,998	$ (5,736)	547,937	(5,305)	1,494,258	13,880
Treasury stock shares, number of shares at Dec. 31, 2017					1,019,069
Adoption of new accounting standard	(1,311)					(1,311)		(1,311)
Net income (loss)	(101,042)					(99,203)		(99,203)	(1,839)
Issuance of shares																																	$ 144,280	$ 6,000	$ 138,280		$ 144,280
Sale of Shares, shares																									(1,019,069)
Sale of Shares, value																						$ 4,511	$ 266	$ 555	$ 5,736	$ (2,046)	$ 4,511
Common dividends	(13,096)					(13,096)		(13,096)
Dividends paid on Preferred shares										$ (4,000)	$ (4,000)	$ (4,000)	$ (4,438)	$ (4,438)	$ (4,438)	$ (7,492)				$ (7,492)	$ (7,492)							$ (10,637)			$ (10,637)	$ (10,637)	$ (4,781)			$ (4,781)	$ (4,781)
Other comprehensive income (loss)	(3,355)						(3,355)	(3,355)
BALANCE, at Dec. 31, 2018	$ 1,506,777	$ 18,025	$ 87,605	$ 996,833	$ 0	$ 400,933	$ (8,660)	$ 1,494,736	$ 12,041
Treasury stock shares, number of shares at Dec. 31, 2018					0